Risk management (Tables)	6 Months Ended
Jun. 30, 2024
Risk management
Schedule of book values of financial assets and liabilities denominated in foreign currency

	June 30,	December 31,
(USD$ Millions)	2024	2023
	(Unaudited)
Cash and cash equivalents	806	554
Other financial assets	765	1,188
Trade receivables and payables	(178)	(973)
Loans and borrowings	(18,838)	(18,470)
Other assets and liabilities	25	268
Net liability position	(17,420)	(17,433)

Schedule of sensitivity analysis for exchange rate risk

The following is the effect that a variation of 1% and 5% would have in the exchange rate of Colombian pesos against the U.S. United States dollar, related to the exposure of financial assets and liabilities in foreign currency as of June 30, 2024:

Scenario / variation in the	Effect on income	Effect on other
exchange rate	before taxes +/–	comprehensive income +/
1%	19,255	703,334
5%	96,273	3,516,669

Schedule of non-derivative hedging instrument

	June 30,	December 31,
(USD$ Millions)	2024	2023
	(Unaudited)
Opening balance	6,265	5,572
Reassignment of hedging instruments	290	970
Realized exports	(290)	(970)
Designation of new hedges	—	693
Closing balance	6,265	6,265

Schedule of movement in the other comprehensive income

	June 30,	December 31,
	2024	2023
	(Unaudited)
Opening balance	(601,744)	2,473,999
Exchange difference	2,016,943	(5,194,529)
Realized exports (Note 24)	40,114	(479,779)
Ineffectiveness	2,330	(25,454)
Deferred tax	(908,135)	2,624,019
Closing balance	549,508	(601,744)

	June 30,	December 31,
	2024	2023
	(Unaudited)
Opening balance	3,140,684	9,354,071
Exchange difference	3,571,287	(8,973,470)
Deferred tax	(1,382,016)	2,760,083
Closing balance	5,329,955	3,140,684

Schedule of expected reclassification of exchange differences accumulated in other comprehensive income to profit or loss

Year	Before taxes	Taxes	After taxes
2024	(140,853)	61,879	(78,974)
2025	(288,815)	127,101	(161,714)
2026	(305,153)	134,291	(170,862)
2027	(23,853)	10,497	(13,356)
2028	(25,155)	11,070	(14,085)
2029	(27,168)	11,956	(15,212)
2030	(46,841)	20,614	(26,227)
2031	(56,734)	24,967	(31,767)
2032	(60,868)	26,787	(34,081)
2033	(5,766)	2,536	(3,230)
	(981,206)	431,698	(549,508)

Schedule of leverage index over the periods reported

	June 30,	December 31,
	2024	2023
	(Unaudited)
Loans and borrowings (Note 19)	115,019,566	105,815,527
Cash and cash equivalents (Note 6)	(13,236,875)	(12,336,115)
Other financial assets (Note 9)	(2,746,668)	(2,232,775)
Net financial debt	99,036,023	91,246,637
Equity	95,236,419	100,252,480
Leverage (1)	50.98%	47.65%

(1)Net financial debt / (Net financial debt + Equity)